Primary and secondary segments reporting - Schedule of condensed balance sheets and condensed underlying income statements by primary segments (Details) - EUR (€) € in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Balance sheet (condensed)
Financial assets		€ 300,026.0	€ 283,497.0	€ 243,203.0
Underlying income statement (condensed)
Net interest income		42,348.0	43,787.0	40,650.0
Net fee income		12,976.0	12,376.0	11,495.0
Gains (losses) on financial transactions		2,362.0	2,211.0	2,565.0
Other operating income		984.0	6.0	(459.0)
Total income		58,670.0	58,380.0	54,251.0
Administrative expenses, depreciation and amortisation		(24,711.0)	(25,149.0)	(24,632.0)
Net operating income		33,959.0	33,231.0	29,619.0
Net loan-loss provisions		(12,596.0)	(12,183.0)	(12,260.0)
Other gains (losses) and provisions		(2,682.0)	(3,701.0)	(2,354.0)
Operating profit/(loss) before tax	€ 6,193.0	18,681.0	17,347.0	15,005.0
Tax on profit	€ (635.0)	(4,723.0)	(4,844.0)	(3,880.0)
Profit/(loss) from continuing operations		13,958.0	12,503.0	11,125.0
Net profit from discontinued operations		1,542.0	1,241.0	1,058.0
Profit/(loss) for the year		15,500.0	13,744.0	12,183.0
Non-controlling interests		(1,399.0)	(1,170.0)	(1,107.0)
Attributable profit to the parent		14,101.0	12,574.0	11,076.0
Gross loans and advances to customers
Balance sheet (condensed)
Financial assets		1,024,191.0	1,016,546.0	1,014,951.0
Customers funds
Balance sheet (condensed)
Financial liabilities		1,262,315.0	1,211,342.0	1,176,874.0
Customer deposits
Balance sheet (condensed)
Financial liabilities		998,425.0	977,620.0	968,346.0
Investment funds
Balance sheet (condensed)
Memorandum items		263,889.0	233,722.0	208,528.0
Customer deposits
Balance sheet (condensed)
Financial liabilities		1,095,827.0	1,055,936.0	1,047,169.0
Loans and advances to customers
Balance sheet (condensed)
Financial assets		1,076,315.0	1,054,069.0	1,036,349.0
Underlying results
Underlying income statement (condensed)
Net interest income		45,354.0	46,668.0	43,261.0
Net fee income		13,661.0	13,010.0	12,057.0
Gains (losses) on financial transactions		2,436.0	2,273.0	2,633.0
Other operating income		940.0	261.0	(304.0)
Total income		62,390.0	62,211.0	57,647.0
Administrative expenses, depreciation and amortisation		(25,725.0)	(26,034.0)	(25,425.0)
Net operating income		36,665.0	36,177.0	32,222.0
Net loan-loss provisions		(12,411.0)	(12,333.0)	(12,458.0)
Other gains (losses) and provisions		(3,387.0)	(4,816.0)	(3,066.0)
Operating profit/(loss) before tax		20,867.0	19,027.0	16,698.0
Tax on profit		(5,341.0)	(5,284.0)	(4,489.0)
Profit/(loss) from continuing operations		15,526.0	13,744.0	12,209.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		15,526.0	13,744.0	12,209.0
Non-controlling interests		(1,425.0)	(1,169.0)	(1,133.0)
Attributable profit to the parent		14,101.0	12,574.0	11,076.0
Provision (release) of provision corresponding to results from commitments and contingent risks		47.0	41.0	(24.0)
Retail & Commercial Banking | Gross loans and advances to customers | Operating segment
Balance sheet (condensed)
Financial assets		600,686.0	609,372.0	618,773.0
Retail & Commercial Banking | Customers funds | Operating segment
Balance sheet (condensed)
Financial liabilities		777,742.0	748,855.0	725,971.0
Retail & Commercial Banking | Customer deposits | Operating segment
Balance sheet (condensed)
Financial liabilities		662,388.0	649,214.0	638,169.0
Retail & Commercial Banking | Investment funds | Operating segment
Balance sheet (condensed)
Memorandum items		115,354.0	99,641.0	87,802.0
Retail & Commercial Banking | Customer deposits | Operating segment
Balance sheet (condensed)
Financial liabilities		674,133.0	660,748.0	666,578.0
Retail & Commercial Banking | Loans and advances to customers | Operating segment
Balance sheet (condensed)
Financial assets		604,870.0	608,828.0	618,113.0
Retail & Commercial Banking | Underlying results
Underlying income statement (condensed)
Net interest income		26,409.0	27,937.0	25,550.0
Net fee income		4,784.0	4,707.0	4,497.0
Gains (losses) on financial transactions		617.0	738.0	854.0
Other operating income		(594.0)	(1,008.0)	(1,146.0)
Total income		31,216.0	32,374.0	29,754.0
Administrative expenses, depreciation and amortisation		(12,314.0)	(12,796.0)	(12,825.0)
Net operating income		18,902.0	19,578.0	16,930.0
Net loan-loss provisions		(5,416.0)	(5,846.0)	(6,540.0)
Other gains (losses) and provisions		(2,320.0)	(2,875.0)	(2,401.0)
Operating profit/(loss) before tax		11,167.0	10,857.0	7,989.0
Tax on profit		(2,812.0)	(3,088.0)	(1,927.0)
Profit/(loss) from continuing operations		8,354.0	7,769.0	6,062.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		8,354.0	7,769.0	6,062.0
Non-controlling interests		(689.0)	(522.0)	(403.0)
Attributable profit to the parent		7,666.0	7,247.0	5,659.0
Digital Consumer Bank | Gross loans and advances to customers | Operating segment
Balance sheet (condensed)
Financial assets		211,894.0	215,164.0	206,649.0
Digital Consumer Bank | Customers funds | Operating segment
Balance sheet (condensed)
Financial liabilities		138,999.0	137,122.0	120,996.0
Digital Consumer Bank | Customer deposits | Operating segment
Balance sheet (condensed)
Financial liabilities		129,909.0	128,933.0	114,334.0
Digital Consumer Bank | Investment funds | Operating segment
Balance sheet (condensed)
Memorandum items		9,089.0	8,189.0	6,662.0
Digital Consumer Bank | Customer deposits | Operating segment
Balance sheet (condensed)
Financial liabilities		129,946.0	128,975.0	115,446.0
Digital Consumer Bank | Loans and advances to customers | Operating segment
Balance sheet (condensed)
Financial assets		203,857.0	207,107.0	199,158.0
Digital Consumer Bank | Underlying results
Underlying income statement (condensed)
Net interest income		11,036.0	10,777.0	10,221.0
Net fee income		1,479.0	1,508.0	1,229.0
Gains (losses) on financial transactions		(11.0)	(4.0)	116.0
Other operating income		511.0	631.0	730.0
Total income		13,015.0	12,912.0	12,296.0
Administrative expenses, depreciation and amortisation		(5,287.0)	(5,183.0)	(5,263.0)
Net operating income		7,728.0	7,729.0	7,033.0
Net loan-loss provisions		(4,457.0)	(4,562.0)	(4,106.0)
Other gains (losses) and provisions		(704.0)	(939.0)	(250.0)
Operating profit/(loss) before tax		2,566.0	2,228.0	2,677.0
Tax on profit		(489.0)	(294.0)	(426.0)
Profit/(loss) from continuing operations		2,077.0	1,934.0	2,251.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		2,077.0	1,934.0	2,251.0
Non-controlling interests		(336.0)	(275.0)	(350.0)
Attributable profit to the parent		1,741.0	1,659.0	1,901.0
Corporate & Investment Banking | Gross loans and advances to customers | Operating segment
Balance sheet (condensed)
Financial assets		151,894.0	136,697.0	137,578.0
Corporate & Investment Banking | Customers funds | Operating segment
Balance sheet (condensed)
Financial liabilities		152,903.0	150,736.0	169,839.0
Corporate & Investment Banking | Customer deposits | Operating segment
Balance sheet (condensed)
Financial liabilities		140,438.0	136,677.0	155,274.0
Corporate & Investment Banking | Investment funds | Operating segment
Balance sheet (condensed)
Memorandum items		12,465.0	14,059.0	14,565.0
Corporate & Investment Banking | Customer deposits | Operating segment
Balance sheet (condensed)
Financial liabilities		224,981.0	202,360.0	203,713.0
Corporate & Investment Banking | Loans and advances to customers | Operating segment
Balance sheet (condensed)
Financial assets		210,245.0	184,834.0	168,960.0
Corporate & Investment Banking | Underlying results
Underlying income statement (condensed)
Net interest income		4,047.0	3,988.0	3,594.0
Net fee income		2,713.0	2,548.0	2,131.0
Gains (losses) on financial transactions		1,358.0	1,629.0	1,795.0
Other operating income		370.0	172.0	7.0
Total income		8,488.0	8,338.0	7,527.0
Administrative expenses, depreciation and amortisation		(3,866.0)	(3,794.0)	(3,387.0)
Net operating income		4,622.0	4,544.0	4,140.0
Net loan-loss provisions		(291.0)	(171.0)	(165.0)
Other gains (losses) and provisions		(121.0)	(354.0)	(181.0)
Operating profit/(loss) before tax		4,210.0	4,019.0	3,795.0
Tax on profit		(1,171.0)	(1,068.0)	(1,137.0)
Profit/(loss) from continuing operations		3,039.0	2,951.0	2,658.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		3,039.0	2,951.0	2,658.0
Non-controlling interests		(205.0)	(204.0)	(219.0)
Attributable profit to the parent		2,834.0	2,747.0	2,440.0
Wealth Management & Insurance | Gross loans and advances to customers | Operating segment
Balance sheet (condensed)
Financial assets		26,749.0	24,691.0	22,603.0
Wealth Management & Insurance | Customers funds | Operating segment
Balance sheet (condensed)
Financial liabilities		189,870.0	172,243.0	157,142.0
Wealth Management & Insurance | Customer deposits | Operating segment
Balance sheet (condensed)
Financial liabilities		62,888.0	60,409.0	57,643.0
Wealth Management & Insurance | Investment funds | Operating segment
Balance sheet (condensed)
Memorandum items		126,982.0	111,833.0	99,499.0
Wealth Management & Insurance | Customer deposits | Operating segment
Balance sheet (condensed)
Financial liabilities		63,964.0	61,337.0	58,507.0
Wealth Management & Insurance | Loans and advances to customers | Operating segment
Balance sheet (condensed)
Financial assets		26,585.0	24,526.0	22,509.0
Wealth Management & Insurance | Underlying results
Underlying income statement (condensed)
Net interest income		1,445.0	1,706.0	1,513.0
Net fee income		1,703.0	1,497.0	1,262.0
Gains (losses) on financial transactions		512.0	257.0	170.0
Other operating income		579.0	343.0	266.0
Total income		4,239.0	3,803.0	3,210.0
Administrative expenses, depreciation and amortisation		(1,497.0)	(1,452.0)	(1,216.0)
Net operating income		2,742.0	2,351.0	1,994.0
Net loan-loss provisions		(22.0)	(44.0)	17.0
Other gains (losses) and provisions		(7.0)	(23.0)	(18.0)
Operating profit/(loss) before tax		2,713.0	2,284.0	1,994.0
Tax on profit		(555.0)	(534.0)	(454.0)
Profit/(loss) from continuing operations		2,158.0	1,750.0	1,540.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		2,158.0	1,750.0	1,540.0
Non-controlling interests		(95.0)	(79.0)	(73.0)
Attributable profit to the parent		2,063.0	1,671.0	1,467.0
Payments | Gross loans and advances to customers | Operating segment
Balance sheet (condensed)
Financial assets		26,618.0	24,768.0	23,709.0
Payments | Customers funds | Operating segment
Balance sheet (condensed)
Financial liabilities		1,415.0	1,086.0	1,418.0
Payments | Customer deposits | Operating segment
Balance sheet (condensed)
Financial liabilities		1,415.0	1,086.0	1,418.0
Payments | Investment funds | Operating segment
Balance sheet (condensed)
Memorandum items		0.0	0.0	0.0
Payments | Customer deposits | Operating segment
Balance sheet (condensed)
Financial liabilities		1,415.0	1,086.0	1,418.0
Payments | Loans and advances to customers | Operating segment
Balance sheet (condensed)
Financial assets		24,469.0	22,995.0	22,045.0
Payments | Underlying results
Underlying income statement (condensed)
Net interest income		2,907.0	2,567.0	2,424.0
Net fee income		3,008.0	2,759.0	2,952.0
Gains (losses) on financial transactions		44.0	61.0	1.0
Other operating income		55.0	72.0	(79.0)
Total income		6,013.0	5,459.0	5,298.0
Administrative expenses, depreciation and amortisation		(2,360.0)	(2,430.0)	(2,344.0)
Net operating income		3,654.0	3,030.0	2,954.0
Net loan-loss provisions		(2,027.0)	(1,714.0)	(1,666.0)
Other gains (losses) and provisions		(140.0)	(360.0)	(84.0)
Operating profit/(loss) before tax		1,486.0	955.0	1,205.0
Tax on profit		(503.0)	(462.0)	(509.0)
Profit/(loss) from continuing operations		984.0	493.0	696.0
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		984.0	493.0	696.0
Non-controlling interests		(101.0)	(90.0)	(89.0)
Attributable profit to the parent		883.0	404.0	607.0
Corporate Centre | Gross loans and advances to customers
Balance sheet (condensed)
Financial assets		6,349.0	5,853.0	5,640.0
Corporate Centre | Customers funds
Balance sheet (condensed)
Financial liabilities		1,387.0	1,299.0	1,508.0
Corporate Centre | Customer deposits
Balance sheet (condensed)
Financial liabilities		1,387.0	1,299.0	1,508.0
Corporate Centre | Investment funds
Balance sheet (condensed)
Memorandum items		0.0	0.0	0.0
Corporate Centre | Customer deposits
Balance sheet (condensed)
Financial liabilities		1,387.0	1,430.0	1,508.0
Corporate Centre | Loans and advances to customers
Balance sheet (condensed)
Financial assets		6,289.0	5,778.0	5,565.0
Corporate Centre | Underlying results
Underlying income statement (condensed)
Net interest income		(490.0)	(308.0)	(41.0)
Net fee income		(27.0)	(11.0)	(13.0)
Gains (losses) on financial transactions		(82.0)	(408.0)	(302.0)
Other operating income		18.0	51.0	(83.0)
Total income		(581.0)	(676.0)	(439.0)
Administrative expenses, depreciation and amortisation		(402.0)	(379.0)	(391.0)
Net operating income		(983.0)	(1,055.0)	(829.0)
Net loan-loss provisions		(198.0)	3.0	2.0
Other gains (losses) and provisions		(94.0)	(265.0)	(134.0)
Operating profit/(loss) before tax		(1,275.0)	(1,317.0)	(961.0)
Tax on profit		190.0	162.0	(36.0)
Profit/(loss) from continuing operations		(1,085.0)	(1,155.0)	(998.0)
Net profit from discontinued operations		0.0	0.0	0.0
Profit/(loss) for the year		(1,085.0)	(1,155.0)	(998.0)
Non-controlling interests		0.0	1.0	0.0
Attributable profit to the parent		€ (1,085.0)	€ (1,154.0)	€ (998.0)